Amounts payable and other liabilities - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Jan. 31, 2026
Disclosure of non-adjusting events after reporting period [line items]
Repurchase under ASPP	$ 8,000	$ 8,000
Current trade payables	5,082	2,846
Other expenses	$ 8,800	$ 0
Evolution Mining Limited
Disclosure of non-adjusting events after reporting period [line items]
Current trade payables			$ 1,500